CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Accounts and notes receivable, allowances (in dollars)	$ 3,252	$ 2,946
Financing receivable, allowances (in dollars)	3,556
Allowances of long-term financing receivable	27
Accounts payable	5,031	$ 4,127
Short-term debt	106,919
Accrued expenses and other current liabilities	29,731	$ 21,961
Payable to investors	48,893
Amounts due to related parties	36	$ 37
Deferred revenue and advance from customers	3,885	3,749
Income tax payable	6,118	9,217
Current liabilities held for sale	8,138	$ 6,953
Long-term debt	122,072
Other non-current liabilities	7,622	$ 730
Variable Interest Entity [Member]
Accounts payable	4,914	$ 4,025
Short-term debt	6,919
Accrued expenses and other current liabilities	13,762	$ 14,131
Payable to investors	46,219
Amounts due to related parties	36	$ 37
Deferred revenue and advance from customers	3,670	3,493
Income tax payable	5,652	3,153
Current liabilities held for sale	$ 7,729	$ 6,341
Long-term debt
Other non-current liabilities
Class A ordinary shares [Member]
Ordinary shares, par value (in dollars per share)	$ 0.001	$ 0.001
Ordinary shares, shares authorized	3,000,000,000	3,000,000,000
Ordinary shares, shares issued	714,365,091	720,040,971
Ordinary shares, shares outstanding	714,365,091	720,040,971
Class B ordinary shares [Member]
Ordinary shares, par value (in dollars per share)	$ 0.001	$ 0.001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	305,388,450	305,388,450
Ordinary shares, shares outstanding	305,388,450	305,388,450